UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-22037

Stone Harbor Investment Funds

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100

Denver, CO 80203

(Address of principal executive offices) (Zip code)

Adam J. Shapiro, Esq.

c/o Stone Harbor Investment Partners LP

31 West 52nd Street, 16th Floor

New York, NY 10019

(Name and address of agent for service)

With copies To:

John M. Loder, Esq.

Ropes & Gray LLP

One International Place

Boston, MA 02110-2624

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: May 31

Date of reporting period: July 1, 2009-June 30, 2010

Item 1 – Proxy Voting Record.

EMERGING MARKETS DEBT FUND

Fund Name	Company	Ticker	CUSIP	Meeting Date	A brief identification of the matter voted on	Proposed by Issuer or Security Holder	Voted	Vote Cast	With or Against Management
EMERGING MARKETS DEBT FUND	Dreyfus Institutional Cash Advantage Plus Fund	DAVXX	ID: 26200V500	6/24/2010	To approve an amended Management Agreement between the Company, on behalf of the Fund, and The Dreyfus Corporation	Issuer	Yes	For	With

HIGH-YIELD BOND FUND

Fund Name	Company	Ticker	CUSIP	Meeting Date	A brief identification of the matter voted on	Proposed by Issuer or Security Holder	Voted	Vote Cast	With or Against Management
HIGH-YIELD BOND FUND	Dreyfus Institutional Cash Advantage Plus Fund	DAVXX	ID: 26200V500	6/24/2010	To approve an amended Management Agreement between the Company, on behalf of the Fund, and The Dreyfus Corporation	Issuer	Yes	For	With

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Stone Harbor Investment Funds

By:	/s/ Peter J. Wilby
Peter J. Wilby President/Principal Executive Officer

Date:	August 27, 2010